Advances for Vessels and Drillships under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended		8 Months Ended	12 Months Ended	11 Months Ended	3 Months Ended	9 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 26, 2013	Apr. 12, 2011	Sep. 02, 2014	Dec. 16, 2011	Nov. 22, 2010	Apr. 18, 2011	Sep. 20, 2012	Apr. 27, 2011	Jun. 23, 2011	Aug. 30, 2013	Apr. 08, 2014
Cash consideration received for each newbuilding tanker	$ 0	$ 0	$ 116,834
Forfeiture of advances for vessel acquisitions	13,933	0	19,939
Advances for vessels and drillships under construction, for the year	623,984	679,008
Fees on contract termination	(1,307)	0	0
Contract termination fees	0	33,293	41,339
Vessel impairment charge	38,148	43,490	0
Hull 1241 and Hull 1242
Number of vessels/ drillships ordered	2
Size of Vessels	176,000
Vessel/ Drillship price per vessel				71,000	54,164
Contract termination fees				10,245
Vessel impairment charge				(31,617)
Hull 1241
Delivery Date	May 23, 2013
Hull 1242
Delivery Date	June 17, 2013
Vessels H1259, H1260, H1261 and H1262
Number of vessels/ drillships ordered	4
Size of Vessels	75,900
Vessel/ Drillship price per vessel							34,000
Fees on contract termination						(1,307)
Receipts due to cancellation of contracts						11,560
Very Large Ore Carriers
Number of vessels/ drillships ordered	5
Hull 1239 And Hull 1240
Number of vessels/ drillships ordered	2
Contract termination fees		18,305
Vessel impairment charge		(11,873)
Hull 1239
Delivery Date	Fourth Quarter 2013
Hull 1240
Delivery Date	First Quarter 2014
Twelve newbuilding tankers
Number of vessels/ drillships ordered								12
Vessel/ Drillship acquisition contract price								771,000
Esperona and Blanca tankers
Number of vessels/ drillships ordered			2
Cash consideration received for each newbuilding tanker			10,700
Contract termination fees			41,339
Saga
Delivery Date	January 18, 2011
Vilamoura
Delivery Date	March 23, 2011
Daytona
Delivery Date	April 29, 2011
Belmar
Delivery Date	October 7, 2011
Calida
Delivery Date	January 3, 2012
Lipari
Delivery Date	April 25, 2012
Petalidi
Delivery Date	May 31, 2012
Alicante
Delivery Date	January 8, 2013
Mareta
Delivery Date	January 15, 2013
Bordeira
Delivery Date	January 31, 2013
Ocean Rig
Number Of Options Exercised	4
Total number of options	2								6
Ocean Rig Mylos
Vessel/ Drillship price per vessel									608,000
Delivery Date									August 19, 2013
Ocean Rig Apollo
Vessel/ Drillship price per vessel										683,000
Delivery Date										March 5, 2015
Ocean Rig Skyros
Vessel/ Drillship price per vessel											608,000
Delivery Date											December 20, 2013
Ocean Rig Athena
Vessel/ Drillship price per vessel												608,000
Delivery Date												March 24, 2014
7th Generation Drillship
Vessel/ Drillship price per vessel													644,000
Delivery Date													June 2016
Advances for vessels and drillships under construction, for the year													127,000
7th Generation Drillship
Vessel/ Drillship price per vessel														728,000
Delivery Date														February 2017
Advances for vessels and drillships under construction, for the year														76,600
7th Generation Drillship
Vessel/ Drillship price per vessel														728,000
Delivery Date														June 2017
Advances for vessels and drillships under construction, for the year														$ 76,600